UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2011

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global High Income Fund

Portfolio of Investments

December 31, 2010 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 58.4%
Industrial - 49.7%
Basic - 6.2%
AK Steel Corp.
7.625%, 5/15/20	U.S.$	2,855	$2,862,137
Algoma Acquisition Corp.
9.875%, 6/15/15 (a)		2,785	2,506,500
Appleton Papers, Inc.
10.50%, 6/15/15 (a)		1,300	1,287,000
Arch Western Finance LLC
6.75%, 7/01/13		385	388,850
Basell Finance Co. BV
8.10%, 3/15/27 (a)		700	754,250
Boise Paper Holdings LLC / Boise Finance Co.
9.00%, 11/01/17		1,100	1,201,750
Braskem SA
7.00%, 5/07/20 (a)		1,800	1,858,500
Celanese US Holdings LLC
6.625%, 10/15/18 (a)		408	421,260
CF Industries, Inc.
7.125%, 5/01/20		900	985,500
Consol Energy, Inc.
8.25%, 4/01/20 (a)		1,675	1,809,000
Evraz Group SA
9.50%, 4/24/18 (a)		3,834	4,231,969
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (a)		1,250	1,281,250
Georgia Gulf Corp.
10.75%, 10/15/16		1,500	1,590,000
Georgia-Pacific LLC
7.125%, 1/15/17 (a)		800	852,000
8.875%, 5/15/31		1,001	1,231,230
Graphic Packaging International, Inc.
7.875%, 10/01/18		499	522,703
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
4.786%, 11/15/14 (b)		938	895,790
Huntsman International LLC
8.625%, 3/15/21 (a)		2,060	2,224,800
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		6,801	6,477,952
Kerling PLC
10.625%, 2/01/17 (a)(c)	EUR	1,492	2,153,260
Lyondell Chemical Co.
11.00%, 5/01/18	U.S.$	1,700	1,925,250
MacDermid, Inc.
9.50%, 4/15/17 (a)		1,800	1,899,000
Momentive Performance Materials, Inc.
11.50%, 12/01/16		750	813,750
Nalco Co.
6.625%, 1/15/19 (a)		750	766,875
NewMarket Corp.
7.125%, 12/15/16		988	1,010,230
NewPage Corp.

10.00%, 5/01/12		735	418,950
11.375%, 12/31/14		1,650	1,551,000
Norske Skogindustrier ASA
7.00%, 6/26/17	EUR	1,228	1,263,552
Nova Chemicals Corp.
8.625%, 11/01/19	U.S.$	1,426	1,557,905
Novelis, Inc.
8.75%, 12/15/20 (a)		2,475	2,567,813
Omnova Solutions, Inc.
7.875%, 11/01/18 (a)		1,333	1,342,998
PE Paper Escrow GMBH
12.00%, 8/01/14 (a)		664	768,216
Polypore International, Inc.
7.50%, 11/15/17 (a)		940	958,800
Rain CII Carbon LLC and CII Carbon Corp.
8.00%, 12/01/18 (a)		1,345	1,378,625
Rhodia SA
3.735%, 10/15/13 (a)(b)	EUR	428	569,126
6.875%, 9/15/20 (a)	U.S.$	1,142	1,157,703
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13 (a)		4,238	4,720,284
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (a)	EUR	1,535	2,153,781
Solutia, Inc.
7.875%, 3/15/20	U.S.$	428	457,960
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)		2,480	2,759,000
Steel Dynamics, Inc.
7.625%, 3/15/20 (a)		1,200	1,284,000
7.75%, 4/15/16		1,150	1,210,375
TPC Group LLC
8.25%, 10/01/17 (a)		1,604	1,680,190
United States Steel Corp.
6.65%, 6/01/37		1,137	955,080
Vedanta Resources PLC
8.75%, 1/15/14 (a)		4,404	4,701,270
Verso Paper Holdings LLC / Verso Paper, Inc.
Series B
11.375%, 8/01/16 (c)		2,100	2,105,250
Weyerhaeuser Co.
7.375%, 3/15/32 (c)		3,090	3,123,638

			80,636,322

Capital Goods - 4.9%
Alion Science and Technology Corp.
Series 1
12.00%, 11/01/14 (d)		911	939,440
Alliant Techsystems, Inc.
6.875%, 9/15/20		521	535,979
Ardagh Glass Finance PLC
8.75%, 2/01/20 (a)	EUR	1,280	1,689,083
9.25%, 7/01/16 (a)		532	771,339

Ardagh Packaging Finance
7.375%, 10/15/17 (a)	U.S.$	230	237,188
Associated Materials LLC
9.125%, 11/01/17 (a)		944	986,480
BE Aerospace, Inc.
6.875%, 10/01/20		866	894,145
Berry Plastics Corp.
9.75%, 1/15/21 (a)		1,525	1,509,750
10.25%, 3/01/16		800	785,000
Bombardier, Inc.
7.75%, 3/15/20 (a)		1,266	1,364,115
Building Materials Corp. of America
7.00%, 2/15/20 (a)		985	1,012,087
7.50%, 3/15/20 (a)		849	863,858
Case New Holland, Inc.
7.875%, 12/01/17 (a)		1,393	1,521,852
Clondalkin Industries BV
8.00%, 3/15/14 (a)	EUR	1,312	1,709,395
CNH America LLC
7.25%, 1/15/16	U.S.$	1,775	1,917,000
Crown European Holdings SA
7.125%, 8/15/18 (a)	EUR	305	424,893
Graham Packaging Co. LP/GPC Capital Corp.
8.25%, 10/01/18	U.S.$	400	420,000
Grohe Holding GMBH
8.625%, 10/01/14 (a)(c)	EUR	2,602	3,581,364
HeidelbergCement AG
8.50%, 10/31/19		830	1,218,622
IFCO Systems NV
10.00%, 6/30/16 (a)		1,200	1,900,219
Impress Holdings BV
9.25%, 9/15/14 (a)(c)		1,000	1,396,433
L-3 Communications Corp.
5.875%, 1/15/15	U.S.$	1,240	1,263,250
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		1,910	2,029,375
Masco Corp.
6.125%, 10/03/16		1,825	1,865,095
Nordenia International AG
9.75%, 7/15/17 (a)	EUR	1,206	1,772,736
OI European Group BV
6.75%, 9/15/20 (a)		1,000	1,346,322
Owens-Brockway Glass Container, Inc.
6.75%, 12/01/14	U.S.$	1,388	1,412,290
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)		2,325	2,394,750
Ply Gem Industries, Inc.
11.75%, 6/15/13		2,335	2,498,450
Pregis Corp.
5.985%, 4/15/13 (b)	EUR	1,100	1,337,636
RBS Global, Inc. / Rexnord LLC
8.50%, 5/01/18	U.S.$	1,900	2,018,750
11.75%, 8/01/16 (c)		700	750,750
Rexam PLC
6.75%, 6/29/67	EUR	2,020	2,604,823

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.125%, 4/15/19 (a)	U.S.$	444	451,770
8.50%, 5/15/18 (a)		1,800	1,809,000
9.00%, 4/15/19 (a)		403	417,609
RSC Equipment Rental, Inc./RSC Holdings III LLC
10.25%, 11/15/19		2,400	2,676,000
Sequa Corp.
11.75%, 12/01/15 (a)		2,320	2,482,400
Terex Corp.
8.00%, 11/15/17		1,323	1,336,230
Textron Financial Corp.
5.40%, 4/28/13		398	412,447
6.00%, 2/15/67 (a)		575	483,719
TransDigm, Inc.
7.75%, 12/15/18 (a)		2,600	2,691,000
United Rentals North America, Inc.
8.375%, 9/15/20		3,086	3,140,005
Wienerberger AG
6.50%, 12/31/49	EUR	1,100	1,278,839

			64,151,488

Communications - Media - 5.6%
Allbritton Communications Co.
8.00%, 5/15/18	U.S.$	2,955	2,984,550
American Media Operations, Inc.
Zero Coupon, 11/01/13 (a)(d)		812	284,042
CCH II LLC / CCH II Capital Corp.
13.50%, 11/30/16		1,500	1,788,750
CCO Holdings LLC / CCO Holdings Capital Corp.
7.25%, 10/30/17		600	609,000
Cengage Learning Acquisitions, Inc.
10.50%, 1/15/15 (a)		2,575	2,658,687
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	2,331	3,161,639
Charter Communications Operating LLC / Charter Communications Operating Capital
8.00%, 4/30/12 (a)	U.S.$	1,096	1,150,748
Citadel Broadcasting Corp.
7.75%, 12/15/18 (a)		1,035	1,071,225
Clear Channel Communications, Inc.
5.50%, 9/15/14		6,400	5,312,000
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17		65	70,688
Series B
9.25%, 12/15/17		258	282,510
Columbus International, Inc.
11.50%, 11/20/14 (a)		4,160	4,617,600
CSC Holdings LLC
6.75%, 4/15/12		42	43,628
7.625%, 7/15/18		2,485	2,696,225
Dex One Corp.
12.00%, 1/29/17 (d)		1,037	707,842

DISH DBS Corp.
7.125%, 2/01/16		1,250	1,290,625
European Media Capital SA
10.00%, 2/01/15 (e)		139	91,871
10.00%, 2/01/15 (e)(f)		1,435	947,118
Hughes Network Systems LLC/HNS Finance Corp.
9.50%, 4/15/14		1,050	1,082,813
Intelsat Jackson Holdings SA
11.25%, 6/15/16		2,497	2,690,517
Intelsat Luxembourg SA
11.25%, 2/04/17		1,200	1,308,000
Lamar Media Corp.
6.625%, 8/15/15		2,500	2,562,500
Liberty Media LLC
5.70%, 5/15/13		1,480	1,524,400
LIN Television Corp.
6.50%, 5/15/13		2,150	2,155,375
Local TV Finance LLC
9.25%, 6/15/15 (a)(d)		1,286	1,170,487
New York Times Co. (The)
6.625%, 12/15/16 (a)		1,300	1,319,500
Nielsen Finance LLC / Nielsen Finance Co.
7.75%, 10/15/18 (a)		515	533,025
12.50%, 8/01/16 (g)		2,050	2,152,500
Quebecor Media, Inc.
7.75%, 3/15/16		2,810	2,901,325
Rainbow National Services LLC
10.375%, 9/01/14 (a)		1,685	1,748,187
Seat Pagine Gialle SpA
10.50%, 1/31/17 (a)	EUR	1,000	1,119,151
Sinclair Television Group, Inc.
8.375%, 10/15/18 (a)	U.S.$	660	681,450
9.25%, 11/01/17 (a)		1,250	1,353,125
Sirius XM Radio, Inc.
8.75%, 4/01/15 (a)		2,000	2,165,000
Technicolor
5.75%, 12/31/49 (h)(i)	EUR	975	13,029
Telesat Canada / Telesat LLC
11.00%, 11/01/15	U.S.$	440	493,900
Umbrella Acquisition, Inc.
9.75%, 3/15/15 (a)(d)		2,659	2,871,304
Univision Communications, Inc.
12.00%, 7/01/14 (a)		862	943,890
UPC Holding BV
8.375%, 8/15/20 (a)	EUR	1,000	1,383,070
Valassis Communications, Inc.
8.25%, 3/01/15	U.S.$	537	561,836
Virgin Media Finance PLC
8.375%, 10/15/19		2,300	2,512,750
Voyager Learning Exchange
8.375%, 12/01/14 (e)(i)		1,550	50,375
WMG Holdings Corp.
9.50%, 12/15/14 (c)		3,600	3,447,000

XM Satellite Radio, Inc.
7.625%, 11/01/18 (a)		775	800,188
Ziggo Bond Co. BV
8.00%, 5/15/18 (a)	EUR	2,300	3,173,378

			72,486,823

Communications - Telecommunications - 3.6%
Cincinnati Bell, Inc.
8.25%, 10/15/17	U.S.$	1,250	1,237,500
8.75%, 3/15/18		1,850	1,734,375
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15 (a)		2,780	3,002,400
Cricket Communications, Inc.
7.75%, 10/15/20 (a)		2,600	2,476,500
Crown Castle International Corp.
7.125%, 11/01/19		1,500	1,586,250
Digicel Group Ltd.
10.50%, 4/15/18 (a)		2,384	2,622,400
Fairpoint Communications, Inc.
Series 1
13.125%, 4/02/18 (i)		1,512	136,114
Frontier Communications Corp.
9.00%, 8/15/31		1,000	1,027,500
Level 3 Financing, Inc.
8.75%, 2/15/17		1,950	1,794,000
9.25%, 11/01/14		829	822,783
10.00%, 2/01/18		1,000	960,000
MetroPCS Wireless, Inc.
6.625%, 11/15/20		1,350	1,285,875
7.875%, 9/01/18		1,300	1,348,750
MTS International Funding Ltd.
8.625%, 6/22/20 (a)		2,495	2,834,819
Pacnet Ltd.
9.25%, 11/09/15 (a)		1,902	1,954,322
PAETEC Escrow Corp.
9.875%, 12/01/18 (a)		1,480	1,520,700
PAETEC Holding Corp.
9.50%, 7/15/15		750	776,250
Sprint Capital Corp.
6.875%, 11/15/28		3,225	2,821,875
8.75%, 3/15/32		130	131,300
Sprint Nextel Corp.
6.00%, 12/01/16		400	386,500
Sunrise Communications Holding
8.50%, 12/31/18 (a)	EUR	1,400	1,959,684
Terrestar Networks, Inc.
15.00%, 2/15/14 (a)(i)	U.S.$	1,894	2,026,819
tw telecom holdings, Inc.
8.00%, 3/01/18		2,376	2,524,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)		1,500	1,706,250
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)		1,400	1,421,000
11.75%, 7/15/17 (a)		2,200	2,480,500

Windstream Corp.
8.125%, 8/01/13-9/01/18	2,168	2,354,300
8.625%, 8/01/16	1,450	1,526,125

		46,459,391

Consumer Cyclical - Automotive - 2.2%
Affinia Group, Inc.
9.00%, 11/30/14	1,310	1,346,025
Allison Transmission, Inc.
11.00%, 11/01/15 (a)	2,275	2,479,750
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17 (a)	1,150	1,285,125
ArvinMeritor, Inc.
8.125%, 9/15/15	1,300	1,360,125
10.625%, 3/15/18	1,175	1,321,875
Cooper Tire & Rubber Co.
8.00%, 12/15/19	1,250	1,293,750
Cooper-Standard Automotive, Inc.
8.50%, 5/01/18 (a)	1,900	2,014,000
Ford Motor Co.
7.45%, 7/16/31 (c)	2,500	2,678,125
Ford Motor Credit Co. LLC
3.039%, 1/13/12 (b)	1,130	1,139,944
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28	400	378,000
8.25%, 8/15/20	1,891	1,957,185
8.75%, 8/15/20	343	361,008
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (h)	2,510	1,154,600
Lear Corp.
8.125%, 3/15/20	1,200	1,305,000
Navistar International Corp.
8.25%, 11/01/21	2,400	2,580,000
Tenneco, Inc.
6.875%, 12/15/20 (a)	2,335	2,387,537
7.75%, 8/15/18 (a)	410	434,600
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc.
10.625%, 9/01/17 (a)	2,423	2,604,725

		28,081,374

Consumer Cyclical - Entertainment - 1.1%
AMC Entertainment Holdings, Inc.
9.75%, 12/01/20 (a)	1,143	1,188,720
AMC Entertainment, Inc.
11.00%, 2/01/16	2,025	2,146,500
ClubCorp Club Operations, Inc.
10.00%, 12/01/18 (a)	2,000	1,900,000
Greektown Holdings LLC
10.75%, 12/01/13 (e)(i)	915	0
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (a)	1,920	2,016,000
Pinnacle Entertainment, Inc.
7.50%, 6/15/15	2,100	2,105,250
8.625%, 8/01/17	1,700	1,853,000

8.75%, 5/15/20	1,000	1,035,000
Regal Entertainment Group
9.125%, 8/15/18	2,470	2,630,550

		14,875,020

Consumer Cyclical - Other - 4.8%
Beazer Homes USA, Inc.
6.875%, 7/15/15	1,500	1,451,250
Boyd Gaming Corp.
7.125%, 2/01/16 (c)	1,500	1,346,250
Broder Brothers Co.
12.00%, 10/15/13 (d)(e)	78	72,128
12.00%, 10/15/13 (d)(e)	386	355,569
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)	730	485,450
Country Garden Holdings Co.
10.50%, 8/11/15	750	799,823
Gaylord Entertainment Co.
6.75%, 11/15/14	5	4,925
GWR Operating Partnership LLP
10.875%, 4/01/17	1,600	1,688,000
Harrah’s Operating Co., Inc.
10.00%, 12/15/18	1,400	1,277,500
10.75%, 2/01/16	1,152	1,103,040
11.25%, 6/01/17	885	995,625
Host Hotels & Resorts LP
Series O
6.375%, 3/15/15	1,500	1,522,500
Series Q
6.75%, 6/01/16	890	908,912
Isle of Capri Casinos, Inc.
7.00%, 3/01/14 (c)	2,375	2,327,500
K Hovnanian Enterprises, Inc.
10.625%, 10/15/16	2,620	2,685,500
KB Home
5.875%, 1/15/15	705	687,375
9.10%, 9/15/17	1,000	1,060,000
Lennar Corp.
Series B
6.50%, 4/15/16	2,600	2,535,000
Levi Strauss & Co.
7.625%, 5/15/20	600	619,500
M/I Homes, Inc.
8.625%, 11/15/18 (a)	1,360	1,373,600
Marina District Finance Co., Inc.
9.875%, 8/15/18 (a)(c)	1,680	1,654,800
MCE Finance Ltd.
10.25%, 5/15/18	3,275	3,753,969
Meritage Homes Corp.
6.25%, 3/15/15	1,250	1,256,250
MGM Mirage
6.625%, 7/15/15 (c)	1,480	1,356,050
7.625%, 1/15/17	2,500	2,337,500
8.375%, 2/01/11 (c)	135	135,675
NCL Corp. Ltd.
9.50%, 11/15/18 (a)	2,000	2,060,000

11.75%, 11/15/16	1,100	1,282,875
Penn National Gaming, Inc.
8.75%, 8/15/19	1,672	1,843,380
Phillips-Van Heusen Corp.
7.375%, 5/15/20	450	478,125
Pulte Group, Inc.
7.875%, 6/15/32	1,400	1,253,000
Quiksilver, Inc.
6.875%, 4/15/15	2,840	2,776,100
Royal Caribbean Cruises Ltd.
6.875%, 12/01/13	1,000	1,060,000
7.00%, 6/15/13	1,000	1,057,500
7.25%, 6/15/16	500	538,750
Ryland Group, Inc.
6.625%, 5/01/20	1,800	1,773,000
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (a)	240	235,560
7.75%, 10/01/17 (a)	1,360	1,404,200
Sheraton Holding Corp.
7.375%, 11/15/15	2,000	2,250,000
Shimao Property Holdings Ltd.
9.65%, 8/03/17	1,300	1,321,668
Standard Pacific Corp.
8.375%, 5/15/18	500	500,000
10.75%, 9/15/16	1,696	1,954,640
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	1,000	1,070,000
Station Casinos, Inc.
6.00%, 4/01/12 (i)	6	1
6.625%, 3/15/18 (i)	4,405	441
Tropicana Entertainment LLC / Tropicana Finance Corp.
9.625%, 12/15/14 (h)(i)	750	0
Turning Stone Resort Casino Enterprise
9.125%, 9/15/14 (a)	800	821,000
WCI Communities, Inc.
6.625%, 3/15/15 (f)(h)(i)	750	0
William Lyon Homes, Inc.
10.75%, 4/01/13	2,275	1,962,187
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	3,100	3,355,750

		62,791,868

Consumer Cyclical - Restaurants - 0.6%
Blue Acquisition Sub, Inc.
9.875%, 10/15/18 (a)(c)	2,330	2,481,450
CKE Restaurants, Inc.
11.375%, 7/15/18 (a)(c)	1,200	1,329,000
Dunkin Finance Corp.
9.625%, 12/01/18 (a)	1,305	1,318,050
Landry’s Restaurants, Inc.
11.625%, 12/01/15	1,630	1,740,025
Series 144
11.625%, 12/01/15 (a)	460	491,050

Sbarro, Inc.
10.375%, 2/01/15	1,365	614,250

		7,973,825

Consumer Cyclical - Retailers - 2.4%
Asbury Automotive Group, Inc.
8.375%, 11/15/20 (a)	901	930,283
Blockbuster, Inc.
11.75%, 10/01/14 (a)(i)	1,600	752,000
Bon-Ton Department Stores, Inc. (The)
10.25%, 3/15/14 (c)	2,650	2,703,000
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (c)	1,897	1,958,652
Dollar General Corp.
10.625%, 7/15/15	1,904	2,070,600
GameStop Corp. / GameStop, Inc.
8.00%, 10/01/12	578	591,005
Giraffe Acquisition Corp.
9.125%, 12/01/18 (a)	2,650	2,762,625
Hines Nurseries, Inc.
10.25%, 10/01/11 (f)(h)(i)	1,000	0
JC Penney Corp., Inc.
7.40%, 4/01/37	2,000	1,900,000
Limited Brands, Inc.
5.25%, 11/01/14	1,060	1,097,100
6.90%, 7/15/17	1,382	1,468,375
7.60%, 7/15/37	1,000	980,000
Macy’s Retail Holdings, Inc.
5.75%, 7/15/14	1,365	1,443,487
5.90%, 12/01/16	127	135,573
Michaels Stores, Inc.
7.75%, 11/01/18 (a)(c)	1,300	1,296,750
11.375%, 11/01/16	1,105	1,204,450
Neiman Marcus Group, Inc. (The)
9.00%, 10/15/15 (c)(d)	2,560	2,681,691
10.375%, 10/15/15 (c)	500	528,125
Rite Aid Corp.
6.875%, 8/15/13	1,715	1,569,225
8.00%, 8/15/20	1,325	1,379,656
9.50%, 6/15/17	860	731,000
Sally Holdings LLC/Sally Capital, Inc.
9.25%, 11/15/14	800	840,000
Toys R US, Inc.
7.375%, 10/15/18	2,225	2,180,500

		31,204,097

Consumer Non-Cyclical - 6.1%
ACCO Brands Corp.
7.625%, 8/15/15	2,955	2,955,000
10.625%, 3/15/15	1,097	1,234,125
Alere, Inc.
8.625%, 10/01/18 (a)	2,405	2,441,075
AMGH Merger Sub, Inc.
9.25%, 11/01/18 (a)	1,855	1,947,750
ARAMARK Corp.
8.50%, 2/01/15	2,805	2,931,225

Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc.
10.75%, 1/15/18 (a)		2,000	2,005,000
Bausch & Lomb, Inc.
9.875%, 11/01/15		2,714	2,903,980
Biomet, Inc.
11.625%, 10/15/17		2,255	2,491,775
BioScrip, Inc.
10.25%, 10/01/15		2,300	2,369,000
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (d)		2,567	2,592,927
CHS/Community Health Systems, Inc.
8.875%, 7/15/15		2,529	2,655,450
ConvaTec Healthcare E SA
10.50%, 12/15/18 (a)		1,570	1,591,587
Cott Beverages, Inc.
8.125%, 9/01/18		275	296,313
8.375%, 11/15/17		600	648,000
Del Monte Corp.
6.75%, 2/15/15		1,000	1,021,250
DJO Finance LLC / DJO Finance Corp.
10.875%, 11/15/14		1,150	1,254,937
Dole Food Co., Inc.
8.00%, 10/01/16 (a)		1,695	1,788,225
Elan Finance PLC / Elan Finance Corp.
8.75%, 10/15/16		1,550	1,557,750
8.75%, 10/15/16 (a)		250	250,625
Gentiva Health Services, Inc.
11.50%, 9/01/18		1,105	1,204,450
HCA Holdings, Inc.
7.75%, 5/15/21 (a)(c)		2,000	2,000,000
HCA, Inc.
6.375%, 1/15/15		3,025	2,972,062
6.50%, 2/15/16		290	283,475
9.625%, 11/15/16 (d)		510	546,338
Healthsouth Corp.
10.75%, 6/15/16		2,200	2,370,500
IASIS Healthcare LLC / IASIS Capital Corp.
8.75%, 6/15/14		2,345	2,406,556
Jarden Corp.
7.50%, 1/15/20		1,800	1,876,500
Mylan Inc.
7.625%, 7/15/17 (a)		265	281,563
7.875%, 7/15/20 (a)		260	275,600
NBTY, Inc.
9.00%, 10/01/18 (a)		490	523,075
New Albertsons, Inc.
7.45%, 8/01/29		4,005	3,003,750
Picard Bondco SA
9.00%, 10/01/18 (a)	EUR	1,500	2,124,717
Pilgrim’s Pride Corp.
7.875%, 12/15/18 (a)	U.S.$	2,375	2,363,125
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
10.625%, 4/01/17 (c)		1,750	1,872,500

R&R Ice Cream Ltd.
8.375%, 11/15/17 (a)	EUR	1,450	1,995,764
Select Medical Corp.
6.237%, 9/15/15 (b)	U.S.$	1,000	925,000
7.625%, 2/01/15		2,499	2,499,000
Smithfield Foods, Inc.
7.75%, 7/01/17		2,000	2,080,000
Stater Bros Holdings, Inc.
7.375%, 11/15/18 (a)		700	717,500
Tenet Healthcare Corp.
6.875%, 11/15/31		1,500	1,200,000
8.00%, 8/01/20 (a)		400	406,000
9.25%, 2/01/15		800	852,000
Tops Holding Corp. / Tops Markets LLC
10.125%, 10/15/15		1,500	1,541,250
Universal Hospital Services, Inc.
3.834%, 6/01/15 (b)		500	457,500
US Oncology, Inc.
9.125%, 8/15/17		1,200	1,479,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.00%, 2/01/18		1,620	1,660,500
8.00%, 2/01/18 (a)		365	372,300
Visant Corp.
10.00%, 10/01/17 (a)		2,490	2,645,625
Warner Chilcott Co./Warner Chilcott Finance LLC
7.75%, 9/15/18 (a)		1,750	1,767,500

			79,639,144

Energy - 4.1%
Antero Resources Finance Corp.
9.375%, 12/01/17		1,863	1,949,164
ATP Oil & Gas Corp.
11.875%, 5/01/15 (a)		3,000	2,835,000
Bluewater Holding BV
3.289%, 7/17/14 (a)(b)		1,800	1,318,500
Calfrac Holdings LP
7.50%, 12/01/20 (a)		766	775,575
Chaparral Energy, Inc.
8.875%, 2/01/17		2,600	2,639,000
Chesapeake Energy Corp.
6.50%, 8/15/17		600	603,000
Cie Generale de Geophysique-Veritas
7.50%, 5/15/15		925	941,188
7.75%, 5/15/17		25	25,625
9.50%, 5/15/16		800	872,000
Citgo Petroleum Corp.
11.50%, 7/01/17 (a)		2,919	3,269,280
Complete Production Services, Inc.
8.00%, 12/15/16		2,800	2,898,000
Continental Resources, Inc.
7.125%, 4/01/21 (a)		391	410,550
Denbury Resources, Inc.
8.25%, 2/15/20		324	351,540
Energy XXI Gulf Coast, Inc.

9.25%, 12/15/17 (a)	2,000	2,080,000
10.00%, 6/15/13	581	605,693
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (a)	821	784,055
Forest Oil Corp.
7.25%, 6/15/19	2,035	2,065,525
Golden Close Maritime Corp.
11.00%, 12/09/15	500	503,912
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (a)	2,000	2,055,000
Hercules Offshore, Inc.
10.50%, 10/15/17 (a)	1,485	1,228,837
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	3,220	3,324,650
Key Energy Services, Inc.
8.375%, 12/01/14	1,525	1,608,875
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20 (a)	1,600	1,724,000
Newfield Exploration Co.
6.625%, 9/01/14-4/15/16	1,530	1,564,350
Offshore Group Investments Ltd.
11.50%, 8/01/15 (a)	2,450	2,658,250
OPTI Canada, Inc.
8.25%, 12/15/14	3,500	2,493,750
Parker Drilling Co.
9.125%, 4/01/18	129	134,805
PHI, Inc.
8.625%, 10/15/18 (a)	1,250	1,281,250
Pioneer Natural Resources Co.
5.875%, 7/15/16	500	514,069
Plains Exploration & Production Co.
7.00%, 3/15/17	1,057	1,086,067
7.75%, 6/15/15	946	986,205
Pride International, Inc.
6.875%, 8/15/20	416	431,600
Range Resources Corp.
7.50%, 5/15/16	500	518,750
SandRidge Energy, Inc.
8.75%, 1/15/20 (c)	1,850	1,900,875
Southwestern Energy Co.
7.50%, 2/01/18	1,000	1,127,500
Tesoro Corp.
6.25%, 11/01/12	164	171,380
6.50%, 6/01/17	2,695	2,701,737
9.75%, 6/01/19	480	531,600
Zhaikmunai Finance BV
10.50%, 10/19/15 (a)	760	764,712

		53,735,869

Other Industrial - 1.7%
Briggs & Stratton Corp.
6.875%, 12/15/20	398	405,960
Brightstar Corp.
9.50%, 12/01/16 (a)	1,600	1,628,000
Education Management LLC / Education Management Finance Corp.

8.75%, 6/01/14 (c)		350	358,750
10.25%, 6/01/16		1,050	1,076,250
Exova Ltd.
10.50%, 10/15/18 (a)	GBP	813	1,270,717
10.50%, 10/15/18 (a)		231	362,205
Interline Brands, Inc.
7.00%, 11/15/18 (a)	U.S.$	1,753	1,779,295
KUKA AG
8.75%, 11/15/17 (a)	EUR	538	744,092
Lecta SA
5.05%, 2/15/14 (a)(b)(c)		1,201	1,476,505
Liberty Tire Recycling
11.00%, 10/01/16 (a)	U.S.$	2,800	3,003,000
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		1,771	1,832,985
Mueller Water Products, Inc.
8.75%, 9/01/20		611	675,155
Neenah Foundry Co.
15.00%, 7/29/15 (h)		300	294,374
New Enterprise Stone & Lime Co.
11.00%, 9/01/18 (a)		2,600	2,470,000
Pipe Holdings PLC
9.50%, 11/01/15 (a)	GBP	1,216	1,943,262
Sensus USA, Inc.
8.625%, 12/15/13	U.S.$	1,365	1,385,475
Wendel
4.375%, 8/09/17	EUR	1,100	1,297,213

			22,003,238

Services - 1.5%
Live Nation Entertainment, Inc.
8.125%, 5/15/18 (a)	U.S.$	225	227,813
Lottomatica SpA
8.25%, 3/31/66 (a)	EUR	1,545	2,002,646
Mobile Mini, Inc.
7.875%, 12/01/20 (a)	U.S.$	1,175	1,216,125
Realogy Corp.
10.50%, 4/15/14		1,450	1,424,625
12.375%, 4/15/15 (c)		750	699,375
Service Corp. International/US
6.75%, 4/01/16		1,485	1,510,987
7.50%, 4/01/27		1,500	1,436,250
ServiceMaster Co. (The)
10.75%, 7/15/15 (a)(d)		2,480	2,653,600
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc.
10.75%, 8/01/16		1,970	2,132,525
Travelport LLC
9.875%, 9/01/14		3,049	2,968,964
West Corp.
7.875%, 1/15/19 (a)		1,400	1,424,500
8.625%, 10/01/18 (a)		161	170,660
11.00%, 10/15/16		1,100	1,193,500

			19,061,570

Technology - 3.1%
Advanced Micro Devices, Inc.

7.75%, 8/01/20 (a)	273	283,238
8.125%, 12/15/17	860	911,600
Affinia Group Holdings, Inc.
9.00%, 11/30/14 (a)	885	909,338
Alcatel-Lucent USA, Inc.
6.45%, 3/15/29	1,500	1,185,000
6.50%, 1/15/28	1,850	1,470,750
Amkor Technology, Inc.
9.25%, 6/01/16	1,290	1,367,400
Aspect Software, Inc.
10.625%, 5/15/17 (a)	1,426	1,463,433
Buccaneer Merger Sub, Inc.
9.125%, 1/15/19 (a)	650	671,125
CDW LLC / CDW Finance Corp.
8.00%, 12/15/18 (a)	1,750	1,785,000
11.50%, 10/12/15 (d)	1,300	1,355,250
Ceridian Corp.
11.25%, 11/15/15	2,475	2,450,250
DCP LLC/DCP Corp.
10.75%, 8/15/15 (a)	1,705	1,683,687
Eastman Kodak Co.
7.25%, 11/15/13	16	15,720
9.75%, 3/01/18 (a)	800	816,000
First Data Corp.
9.875%, 9/24/15	2,387	2,273,617
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (c)	1,530	1,598,850
9.25%, 4/15/18 (a)	737	810,700
10.125%, 12/15/16 (c)	1,785	1,878,712
Interactive Data Corp.
10.25%, 8/01/18 (a)	2,300	2,518,500
Iron Mountain, Inc.
6.625%, 1/01/16	2,780	2,790,425
8.375%, 8/15/21	2,000	2,145,000
NXP BV / NXP Funding LLC
3.039%, 10/15/13 (b)	670	659,950
9.50%, 10/15/15 (c)	1,930	2,065,100
Sanmina-SCI Corp.
8.125%, 3/01/16	2,947	2,976,470
Sensata Technologies BV
8.00%, 5/01/14	460	483,000
Serena Software, Inc.
10.375%, 3/15/16	470	480,575
STATS ChipPAC Ltd.
7.50%, 8/12/15 (a)	541	582,928
SunGard Data Systems, Inc.
7.625%, 11/15/20 (a)	1,600	1,620,000
10.25%, 8/15/15	300	315,375

		39,566,993

Transportation - Airlines - 0.6%
American Airlines, Inc.
10.50%, 10/15/12	884	969,085

AMR Corp.
9.00%, 8/01/12		1,056	1,066,560
Continental Airlines, Inc.
8.75%, 12/01/11		260	267,800
Series 2003-ERJ1
7.875%, 7/02/18		1,418	1,389,916
Delta Air Lines, Inc.
9.50%, 9/15/14 (a)		1,342	1,461,102
Northwest Airlines, Inc.
Series 00-1
7.15%, 10/01/19		902	914,569
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22		1,825	1,851,944

			7,920,976

Transportation - Services - 1.2%
America West Airlines 1999-1 Pass Through Trust
Series 991G
7.93%, 1/02/19		1,687	1,758,650
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
7.75%, 5/15/16		3,355	3,422,100
EC Finance PLC
9.75%, 8/01/17 (a)	EUR	113	163,082
Hapag-Lloyd AG
9.75%, 10/15/17 (a)	U.S.$	1,250	1,353,125
Hertz Corp. (The)
7.375%, 1/15/21 (a)		1,000	1,010,000
8.875%, 1/01/14		2,775	2,837,437
Overseas Shipholding Group, Inc.
8.125%, 3/30/18		1,200	1,203,000
Quality Distribution LLC/QD Capital Corp.
11.75%, 11/01/13 (d)		753	745,636
Stena AB
6.125%, 2/01/17 (a)	EUR	1,500	1,904,227
Swift Services Holdings, Inc.
10.00%, 11/15/18 (a)	U.S.$	1,067	1,117,683

			15,514,940

			646,102,938

Financial Institutions - 5.0%
Banking - 1.5%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	1,295	1,194,068
Bank of America Corp.
8.00%, 1/30/18	U.S.$	1,585	1,597,363
8.125%, 5/15/18 (c)		3,215	3,240,077
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (i)	EUR	1,450	1,133,516
HT1 Funding GMBH
6.352%, 6/30/17		1,550	1,398,104
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	4,650	4,045,500

Regions Bank/Birmingham AL
6.45%, 6/26/37		1,500	1,333,125
Resona Preferred Global Securities Cayman Ltd.
7.191%, 7/30/15 (a)		1,300	1,290,263
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/29/17		50	33,250
SNS Bank NV
11.25%, 12/31/49	EUR	850	1,138,695
UT2 Funding PLC
5.321%, 6/30/16		1,293	1,269,959
Zions Bancorporation
6.00%, 9/15/15	U.S.$	1,450	1,427,728

			19,101,648

Brokerage - 0.4%
E*Trade Financial Corp.
7.375%, 9/15/13		2,583	2,570,085
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (i)		1,690	418,275
Nuveen Investments, Inc.
10.50%, 11/15/15		1,875	1,917,187

			4,905,547

Finance - 1.3%
AGFC Capital Trust I
6.00%, 1/15/67 (a)		3,700	1,702,000
Ally Financial, Inc.
6.75%, 12/01/14		1	995
8.00%, 11/01/31		662	713,305
Series 8
6.75%, 12/01/14		2,590	2,725,975
CIT Group, Inc.
7.00%, 5/01/13-5/01/17		2,564	2,576,385
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)		2,000	1,560,000
International Lease Finance Corp.
6.375%, 3/25/13		1,250	1,281,250
iStar Financial, Inc.
5.65%, 9/15/11 (c)		750	743,438
10.00%, 6/15/14		857	854,858
Series B
5.70%, 3/01/14		1,675	1,511,688
Residential Capital LLC
9.625%, 5/15/15		3,962	4,001,620

			17,671,514

Insurance - 0.9%
American International Group, Inc.
6.25%, 3/15/37		1,739	1,537,886
8.175%, 5/15/58		961	1,023,282
Genworth Financial, Inc.
6.15%, 11/15/66		2,500	1,968,750
ING Groep NV
5.775%, 12/08/15		2,250	1,935,000

MBIA Insurance Corp.
14.00%, 1/15/33 (a)	3,056	1,642,600
XL Group PLC Series E
6.50%, 4/15/17 (c)	4,000	3,440,000

		11,547,518

Other Finance - 0.6%
DTEK Finance BV
9.50%, 4/28/15 (a)	3,065	3,172,275
Harbinger Group, Inc.
10.625%, 11/15/15 (a)	1,420	1,423,550
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
8.00%, 1/15/18	1,950	1,950,000
iPayment, Inc.
9.75%, 5/15/14	1,055	991,700

		7,537,525

REITS - 0.3%
Central China Real Estate Ltd.
12.25%, 10/20/15 (a)	1,877	2,023,322
Developers Diversified Realty Corp.
7.875%, 9/01/20	1,800	2,015,744
Sabra Health Care LP/Sabra Capital Corp.
8.125%, 11/01/18 (a)	318	328,335

		4,367,401

		65,131,153

Utility - 3.0%
Electric - 2.4%
AES Corp. (The)
7.75%, 3/01/14	2,560	2,732,800
8.00%, 10/15/17	868	917,910
Calpine Corp.
7.25%, 10/15/17 (a)	1,800	1,800,000
7.875%, 7/31/20 (a)	1,125	1,139,063
Dynegy Holdings, Inc.
7.75%, 6/01/19	2,220	1,481,850
8.375%, 5/01/16	1,885	1,409,037
Dynegy Roseton / Danskammer Pass Through Trust
Series B
7.67%, 11/08/16	1,500	1,410,000
Edison Mission Energy
7.00%, 5/15/17	1,525	1,208,563
7.50%, 6/15/13 (c)	1,540	1,509,200
7.75%, 6/15/16	958	823,880
Energy Future Holdings Corp.
10.00%, 1/15/20 (a)	798	820,961
10.875%, 11/01/17 (c)	392	272,440
Series P
5.55%, 11/15/14	1,801	1,094,108
Series Q
6.50%, 11/15/24	1,929	713,730

Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/20		1,020	1,051,898
GenOn Energy, Inc.
7.625%, 6/15/14 (c)		2,375	2,428,437
7.875%, 6/15/17		1,080	1,047,600
9.50%, 10/15/18 (a)		1,450	1,440,937
Homer City Funding LLC
8.137%, 10/01/19		101	94,973
8.734%, 10/01/26		243	223,461
Mirant Americas Generation LLC
8.50%, 10/01/21		1,270	1,270,000
NRG Energy, Inc.
7.375%, 2/01/16-1/15/17		3,640	3,739,525
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		2,405	2,356,900
Texas Competitive Electric Holdings Co. LLC
Series A
10.25%, 11/01/15 (c)		1,570	887,050

			31,874,323

Natural Gas - 0.6%
El Paso Corp.
Series G
7.375%, 12/15/12		602	644,262
7.75%, 1/15/32		1,524	1,515,970
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		1,760	1,889,800
Kinder Morgan Finance Co. ULC
5.70%, 1/05/16		1,410	1,427,625
Sabine Pass LNG LP
7.50%, 11/30/16		2,150	2,015,625

			7,493,282

			39,367,605

Credit Default Index Holding - 0.5%
DJ CDX.NA.HY - 100 - 0.5%
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (a)		5,307	5,790,998

Non Corporate Sectors - 0.2%
Foreign Local Government - Municipal - 0.2%
Care UK Health & Social Care PLC
9.75%, 8/01/17	GBP	1,200	1,917,693

Total Corporates - Non-Investment Grades (cost $731,114,149)			758,310,387

CORPORATES - INVESTMENT GRADES - 11.7%
Financial Institutions - 5.7%
Banking - 2.9%
American Express Co.
6.80%, 9/01/66	U.S.$	2,550	2,524,500

Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		3,300	2,359,500
Banco Santander Chile
6.50%, 9/22/20 (a)	CLP	1,488,500	3,014,121
Barclays Bank PLC
4.75%, 3/15/20	EUR	1,890	1,654,272
4.875%, 12/15/14		600	625,388
BBVA International Preferred SA
Series E
8.50%, 10/21/14		1,750	2,256,677
BBVA International Preferred SA
Unipersonal
5.919%, 4/18/17	U.S.$	1,265	961,400
Countrywide Home Loans, Inc.
Series L
4.00%, 3/22/11		3	3,022
Credit Agricole SA
6.637%, 5/31/17 (a)(c)		2,458	2,107,735
Danske Bank A/S
5.914%, 6/16/14 (a)		650	601,905
Huntington BancShares, Inc.
7.00%, 12/15/20		780	821,256
Itau Unibanco Holding SA
10.50%, 11/23/15 (a)	BRL	1,100	678,546
Morgan Stanley
3.47%, 5/30/11 (b)	NZD	4,600	3,566,040
10.09%, 5/03/17 (a)	BRL	5,760	3,400,482
Societe Generale
6.999%, 12/19/17	EUR	1,250	1,545,097
UBS AG
4.28%, 4/15/15		2,000	2,258,347
Unicredito Italiano Capital Trust III
4.028%, 10/27/15		3,500	3,461,017
VTB Capital SA
6.875%, 5/29/18 (a)	U.S.$	2,915	3,082,612
Wells Fargo & Co.
Series K
7.98%, 3/15/18 (c)		3,000	3,165,000

			38,086,917

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21		707	734,764

Finance - 0.4%
HSBC Finance Capital Trust IX
5.911%, 11/30/35 (c)		1,905	1,752,600
SLM Corp.
5.125%, 8/27/12		1,683	1,717,926
Series A
5.375%, 5/15/14		2,000	2,009,856

			5,480,382

Insurance - 1.9%
Allstate Corp. (The)
6.125%, 5/15/37 (c)		1,300	1,296,750

AON Corp.
8.205%, 1/01/27		690	741,764
Assured Guaranty US Holdings, Inc.
Series A
6.40%, 12/15/66		2,869	2,180,440
Coventry Health Care, Inc.
5.95%, 3/15/17 (c)		2,000	2,033,368
Crum & Forster Holdings Corp.
7.75%, 5/01/17 (c)		720	748,800
Fairfax Financial Holdings Ltd.
7.75%, 6/15/17 (c)		1,250	1,303,125
Genworth Financial, Inc.
7.70%, 6/15/20		600	634,985
Lincoln National Corp.
6.05%, 4/20/67 (c)		2,400	2,214,000
8.75%, 7/01/19 (c)		604	755,512
MetLife, Inc.
10.75%, 8/01/39		2,350	3,149,000
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)(c)		2,135	2,476,220
Suncorp Metway Insurance Ltd.
Series 1
6.75%, 9/23/24	AUD	1,000	892,938
Swiss Re Capital I LP
6.854%, 5/25/16 (a)	U.S.$	3,700	3,534,510
Transatlantic Holdings, Inc.
8.00%, 11/30/39		1,261	1,290,963
Vero Insurance Ltd.
6.15%, 9/07/25	AUD	990	831,372

			24,083,747

Other Finance - 0.2%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)	U.S.$	2,753	3,062,596
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	5,454	178,552

			3,241,148

REITS - 0.2%
Entertainment Properties Trust
7.75%, 7/15/20 (a)(c)	U.S.$	1,908	2,017,710
ProLogis
6.875%, 3/15/20 (c)		154	163,506

			2,181,216

			73,808,174

Industrial - 3.8%
Basic - 1.2%
Commercial Metals Co.
6.50%, 7/15/17 (c)		1,300	1,306,666
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)		1,338	1,471,800
Southern Copper Corp.
7.50%, 7/27/35 (c)		3,300	3,662,347

Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)(c)	2,428	2,676,870
Vale Overseas Ltd.
6.875%, 11/21/36 (c)	5,956	6,551,493

		15,669,176

Capital Goods - 0.2%
Lafarge SA
7.125%, 7/15/36	800	774,805
Owens Corning
7.00%, 12/01/36	1,340	1,380,617
9.00%, 6/15/19	1,000	1,173,194

		3,328,616

Communications - Telecommunications - 0.2%
Alltel Corp.
7.875%, 7/01/32	160	204,426
Qwest Corp.
6.50%, 6/01/17	610	661,850
6.875%, 9/15/33 (c)	1,570	1,542,525

		2,408,801

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.302%, 6/01/37 (c)	2,079	2,003,636

Consumer Non-Cyclical - 0.1%
Ventas Realty LP / Ventas Capital Corp.
6.75%, 4/01/17 (c)	1,907	1,998,149

Energy - 0.9%
Anadarko Petroleum Corp.
5.95%, 9/15/16 (c)	1,991	2,138,909
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15	130	134,256
TNK-BP Finance SA
7.50%, 7/18/16 (a)	6,352	7,058,343
Transocean, Inc.
6.80%, 3/15/38 (c)	1,533	1,571,112
7.50%, 4/15/31	400	428,620

		11,331,240

Other Industrial - 0.4%
Noble Group Ltd.
6.75%, 1/29/20 (a)(c)	3,932	4,354,780
8.50%, 5/30/13 (a)	511	570,992

		4,925,772

Services - 0.2%
Expedia, Inc.
8.50%, 7/01/16 (c)	1,948	2,133,060

Technology - 0.2%
Motorola, Inc.
6.50%, 9/01/25 (c)	2,250	2,313,920

7.50%, 5/15/25	97	105,472

		2,419,392

Transportation - Airlines - 0.1%
Delta Air Lines, Inc.
Series 071A
6.821%, 8/10/22 (c)	1,047	1,109,370

Transportation - Services - 0.2%
Aviation Capital Group
7.125%, 10/15/20 (a)	2,489	2,544,404

		49,871,616

Non Corporate Sectors - 2.0%
Agencies - Not Government Guaranteed - 2.0%
Gaz Capital SA for Gazprom
6.51%, 3/07/22 (a)	12,726	12,980,520
8.125%, 7/31/14 (a)	500	565,000
9.25%, 4/23/19 (a)	6,400	7,864,320
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)	850	1,045,500
VTB Capital SA
6.875%, 5/29/18 (a)	3,400	3,595,500

		26,050,840

Utility - 0.2%
Electric - 0.2%
Dominion Resources, Inc.
7.50%, 6/30/66 (c)	758	792,110
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (a)	1,636	1,873,220

		2,665,330

Total Corporates - Investment Grades (cost $136,414,148)		152,395,960

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.2%
Non-Agency Fixed Rate CMBS - 8.2%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	8,405	8,790,954
Series 2007-5, Class AM
5.772%, 2/10/51	2,877	2,860,930
Banc of America Large Loan, Inc.
Series 2009-UB1, Class A4B
5.621%, 6/24/50 (a)	3,500	3,410,075
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.449%, 12/11/40	1,125	1,135,110
Series 2006-PW13, Class AM
5.582%, 9/11/41	307	310,711
Series 2007-PW18, Class AM
6.084%, 6/13/50	1,400	1,398,123

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.222%, 7/15/44	2,100	2,044,018
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	6,840	7,394,431
Series 2006-C4, Class A3
5.467%, 9/15/39	5,615	5,888,927
Series 2006-C4, Class AM
5.509%, 9/15/39	5,900	5,688,200
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AM
5.315%, 11/10/45	800	800,168
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM
5.883%, 7/10/38	5,795	5,968,271
GS Mortgage Securities Corp. II
Series 2006-GG6, Class AM
5.622%, 4/10/38	3,000	3,031,070
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class AM
5.855%, 6/12/43	1,230	1,229,604
Series 2007-C1, Class A4
5.716%, 2/15/51	3,000	3,116,061
Series 2007-LD11, Class AM
5.817%, 6/15/49	5,105	4,704,904
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AM
5.217%, 2/15/31	1,900	1,938,256
Series 2007-C1, Class AM
5.455%, 2/15/40	8,300	8,235,234
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38	2,000	1,935,005
Series 2007-C1, Class A4
5.826%, 6/12/50	2,000	2,129,953
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class AM
5.914%, 6/12/46	1,450	1,519,201
Series 2006-3, Class AM
5.456%, 7/12/46	1,000	1,009,291
Series 2006-4, Class AM
5.204%, 12/12/49	9,450	9,254,901
Morgan Stanley Capital I
Series 2005-HQ6, Class AJ
5.073%, 8/13/42	948	902,022
Series 2006-IQ12, Class A4
5.332%, 12/15/43	7,900	8,369,732
Series 2006-IQ12, Class AM
5.37%, 12/15/43	7,700	7,682,400
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class AM
5.466%, 1/15/45	2,100	2,148,414
Series 2006-C25, Class AM
5.737%, 5/15/43	2,800	2,867,506
Series 2007-C34, Class AM

5.818%, 5/15/46		400	391,740

Total Commercial Mortgage-Backed Securities (cost $83,580,974)			106,155,212

EMERGING MARKETS - SOVEREIGNS - 5.9%
Argentina - 2.7%
Argentina Bonos
2.50%, 12/31/38 (c)(j)		3,480	1,548,600
7.00%, 10/03/15 (c)		19,339	18,229,174
7.82%, 12/31/33	EUR	4,860	5,081,384
8.28%, 12/31/33 (c)	U.S.$	1,819	1,677,780
Series X
7.00%, 4/17/17		8,950	8,022,183

			34,559,121

Dominican Republic - 0.7%
Dominican Republic
8.625%, 4/20/27 (a)		8,385	9,391,200

Egypt - 0.1%
Arab Republic of Egypt
6.875%, 4/30/40 (a)		904	953,720

El Salvador - 0.9%
Republic of El Salvador
7.625%, 9/21/34 (a)		2,792	3,015,360
7.65%, 6/15/35 (a)(c)		1,895	1,989,750
7.375%, 12/01/19 (a)		705	768,450
7.65%, 6/15/35 (a)		5,101	5,356,050

			11,129,610

Germany - 0.1%
Deutsche Bank AG/London
5.50%, 9/02/15 (a)	UAH	17,000	1,884,242

Ghana - 0.3%
Republic of Ghana
8.50%, 10/04/17 (a)	U.S.$	3,983	4,471,742

Jamaica - 0.0%
Republic of Jamaica
8.00%, 6/24/19		608	620,160

Philippines - 0.0%
Republic of Philippines
10.625%, 3/16/25		205	315,188

Serbia & Montenegro - 0.1%
Republic of Serbia
6.75%, 11/01/24 (a)		1,042	1,024,674

Ukraine - 1.0%
Ukraine Government International Bond
6.385%, 6/26/12 (a)		1,150	1,168,687
6.58%, 11/21/16 (a)(c)		2,953	2,949,309
6.75%, 11/14/17 (a)(c)		670	669,163
7.65%, 6/11/13 (a)		5,845	6,137,250

Ukraine-Recap Linked Note (db)
5.50%, 9/02/15 (a)	UAH	17,000	1,782,893

			12,707,302

Total Emerging Markets - Sovereigns (cost $55,604,326)			77,056,959

GOVERNMENTS - TREASURIES - 4.8%
Brazil - 2.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/14	BRL	9,146	5,222,695
Republic of Brazil
12.50%, 1/05/16 (c)		18,780	13,095,090
12.50%, 1/05/22		18,632	13,328,614

			31,646,399

Greece - 0.3%
Hellenic Republic Government Bond
Series 30YR
4.60%, 9/20/40	EUR	4,895	3,443,282

Hungary - 0.8%
Hungary Government Bond
Series 14/C
5.50%, 2/12/14	HUF	970,820	4,383,377
Series 15/A
8.00%, 2/12/15		464,360	2,244,310
Series 16/C
5.50%, 2/12/16		697,550	3,022,270

			9,649,957

Ireland - 0.2%
Ireland Government Bond
4.50%, 4/18/20	EUR	3,000	2,862,956

South Africa - 1.1%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	78,480	12,111,844
Series R204
8.00%, 12/21/18		10,750	1,624,715
Series R207
7.25%, 1/15/20		6,992	1,000,941
Series R208
6.75%, 3/31/21		490	67,118

			14,804,618

Total Governments - Treasuries (cost $50,312,884)			62,407,212

QUASI-SOVEREIGNS - 3.7%
Quasi-Sovereign Bonds - 3.7%
Indonesia - 0.3%
Majapahit Holding BV
7.75%, 10/17/16 (a)	U.S.$	2,165	2,511,400
7.875%, 6/29/37 (a)		699	788,122

8.00%, 8/07/19 (a)		330	385,688

			3,685,210

Kazakhstan - 0.9%
Intergas Finance BV
6.375%, 5/14/17 (a)		8,200	8,569,000
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (a)		2,658	2,764,320
9.125%, 7/02/18 (a)		250	292,500

			11,625,820

Philippines - 0.1%
Power Sector Assets & Liabilities Management Corp.
7.25%, 5/27/19 (a)		1,250	1,468,750

Russia - 1.8%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)		8,227	8,247,567
7.50%, 3/25/13	RUB	86,000	2,811,815
7.75%, 5/29/18 (a)	U.S.$	11,600	12,528,000

			23,587,382

Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (a)		1,675	2,010,000

Ukraine - 0.2%
NAK Naftogaz Ukraine
9.50%, 9/30/14		2,542	2,773,958

Venezuela - 0.3%
Petroleos de Venezuela SA
5.375%, 4/12/27		7,037	3,324,982

Total Quasi-Sovereigns (cost $36,549,850)			48,476,102

EMERGING MARKETS - TREASURIES - 3.5%
Colombia - 1.2%
Republic of Colombia
9.85%, 6/28/27	COP	1,927,000	1,420,299
12.00%, 10/22/15		19,227,000	13,393,108

			14,813,407

Dominican Republic - 0.2%
Dominican Republic International Bond
16.00%, 7/10/20 (a)	DOP	113,000	3,081,763

Egypt - 0.2%
Arab Republic of Egypt
8.75%, 7/18/12 (a)	EGP	16,620	2,855,892

Indonesia - 0.5%
Indonesia Recap Linked Note
10.00%, 7/19/17	IDR	47,971,000	6,109,514

Turkey - 1.4%
Turkey Government Bond
10.00%, 6/17/15	TRY	10,500	7,337,827
11.00%, 8/06/14		12,800	9,098,446
16.00%, 3/07/12		2,870	2,049,336

			18,485,609

Total Emerging Markets - Treasuries (cost $40,770,746)			45,346,185

BANK LOANS - 2.7%
Industrial - 2.3%
Basic - 0.2%
Ineos US Finance LLC
7.50%, 12/16/13 (b)	U.S.$	245	251,625
8.00%, 12/16/14 (b)		280	289,317
John Maneely Company
3.54%, 12/09/13 (b)		564	552,234
Novelis, Inc.
5.25%, 12/17/16 (b)		225	227,707
Smurfit-Stone Container Enterprises, Inc.
6.75%, 7/15/16 (b)		995	1,009,567

			2,330,450

Capital Goods - 0.2%
Graham Packaging Company, L.P.
6.75%, 4/05/14 (b)		765	773,805
Hawker Beechcraft Acquisition Company LLC
2.29%, 3/26/14 (b)		7	6,288
2.26%-2.30%, 3/26/14 (b)		120	104,906
10.50%, 3/26/14 (b)		1,871	1,870,352

			2,755,351

Communications - Media - 0.5%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.55%, 7/03/14 (b)		723	680,763
Charter Communications Operating, LLC
2.27%, 3/06/14 (b)		816	804,605
7.25%, 3/06/14 (b)		1,020	1,057,750
Clear Channel Communications, Inc.
3.91%, 1/29/16 (b)		169	146,854
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (b)		318	216,618
Univision Communications Inc.
4.51%, 3/31/17 (b)		2,343	2,226,510
WideOpenWest Finance , LLC
2.76%-4.75%, 6/30/14 (b)		978	905,697

			6,038,797

Communications - Telecommunications - 0.2%
LightSquared LP
12.00%, 10/01/14 (b)		3,200	2,926,720

Consumer Cyclical - Automotive - 0.2%
Allison Transmission, Inc.
3.02%-3.04%, 8/07/14 (b)	11	11,169
Federal-Mogul Corporation
2.20%-2.21%, 12/29/14-12/28/15 (b)	1,980	1,858,342
Ford Motor Company
3.02%-3.04%, 12/15/13 (b)	178	177,596

		2,047,107

Consumer Cyclical - Entertainment - 0.2%
ClubCorp Club Operations Inc.
6.00%, 11/30/16 (b)	1,375	1,385,313
Las Vegas Sands, LLC
3.03%, 11/23/16 (b)	561	538,384

		1,923,697

Consumer Cyclical - Other - 0.3%
Caesars Entertainment Operating Company Inc. (fka Harrah’s Operating Company, Inc.)
3.29%, 1/28/15 (b)	1,210	1,093,415
Harbor Freight Tools USA, Inc. / Central Purchasing, LLC
12/22/17 (k)	3,300	3,290,364

		4,383,779

Consumer Cyclical - Restaurants - 0.0%
Dunkin’ Brands, Inc.
5.75%, 11/23/17 (b)	320	323,645

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation
2.52%-2.54%, 5/28/13 (b)	280	274,729
Great Atlantic & Pacific Tea Company, Inc., The
6/13/12 (k)	130	130,975
Rite Aid Corporation
2.02%, 6/04/14 (b)	990	901,767

		1,307,471

Consumer Non-Cyclical - 0.0%
HCA Inc.
2.55%, 11/18/13 (b)	398	393,745

Energy - 0.2%
Ashmore Energy International
3.30%, 3/30/12-3/30/14 (b)	884	871,265
Citgo Petroleum Corp.
9.00%, 6/24/17 (b)	1,244	1,295,316

		2,166,581

Services - 0.1%
Advantage Sales & Marketing Inc.
5.25%, 12/18/17 (b)	510	510,959

Aveta Inc.
8.50%, 4/14/15 (b)	439	433,722
Sabre Inc.
2.26%-2.29%, 9/30/14 (b)	743	677,820
ServiceMaster Company, (The)
2.76%-2.81%, 7/24/14 (b)	18	17,097
2.77%, 7/24/14 (b)	179	171,683

		1,811,281

Technology - 0.1%
First Data Corporation
3.01%, 9/24/14 (b)	1,401	1,294,353
SunGard Data Systems Inc. (Solar Capital Corp.)
2.01%, 2/28/14 (b)	24	23,788

		1,318,141

Transportation - Services - 0.0%
Swift Transportation Co., LLC
6.75%, 12/21/16 (b)	220	220,653

		29,947,418

Financial Institutions - 0.2%
Finance - 0.1%
CIT Group, Inc.
6.25%, 8/11/15 (b)	1,311	1,337,420
Delos Aircraft Inc.
7.00%, 3/17/16 (b)	106	107,514
International Lease Finance Corp (Delos Aircraft Inc)
6.75%, 3/17/15 (b)	144	146,154

		1,591,088

REITS - 0.1%
Capital Automotive L.P.
2.76%, 12/14/12 (b)	1,413	1,404,644

		2,995,732

Utility - 0.2%
Electric - 0.2%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
2.81%, 11/01/13 (b)	274	266,264
4.81%, 5/01/14 (b)	1,000	926,670
Texas Competitive Electric Holdings Company, LLC (TXU)
3.76%, 10/10/14 (b)	1,697	1,311,217

		2,504,151

Total Bank Loans (cost $35,042,272)		35,447,301

CMOs - 2.5%
Non-Agency Fixed Rate - 1.4%
Chaseflex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37	1,487	1,044,782
Citimortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37	3,400	2,641,165
Countrywide Alternative Loan Trust
Series 2006-42, Class 1A6
6.00%, 1/25/47	1,873	1,239,648
Series 2006-J1, Class 1A10
5.50%, 2/25/36	4,350	3,024,010
Series 2006-J5, Class 1A1
6.50%, 9/25/36	2,526	1,589,821
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
6.081%, 9/25/36	2,663	1,677,453
Series 2006-7, Class A4
6.171%, 9/25/36	2,802	1,727,364
Series 2006-9, Class A4
5.986%, 10/25/36	3,040	2,090,934
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37	3,760	2,841,119

		17,876,296

Non-Agency Floating Rate - 0.9%
Countrywide Alternative Loan Trust
Series 2007-7T2, Class A3
0.861%, 4/25/37 (b)	5,718	3,198,316
Countrywide Home Loan Mortgage Pass Through Trust A
Series 2007-13, Class A7
0.861%, 8/25/37 (b)	3,465	2,555,688
LXS 2007-15N
Series 2007-15N, Class 4A1
1.161%, 8/25/47 (b)	1,217	676,195
Structured Asset Mortgage Investments, Inc.
Series 2007-AR6, Class A1
1.828%, 8/25/47 (b)	6,221	3,839,372
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
1.088%, 4/25/47 (b)	1,581	895,620

		11,165,191

Non-Agency ARMs - 0.2%
American Home Mortgage Assets
Series 2006-5, Class A1
1.248%, 11/25/46 (b)	4,841	2,370,356

Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (b)		1,292	939,948

			3,310,304

Total CMOs (cost $30,910,095)			32,351,791

EMERGING MARKETS - CORPORATE BONDS - 2.3%
Financial Institutions - 0.9%
Banking - 0.7%
ATF Bank JSC
9.00%, 5/11/16 (a)		2,287	2,355,610
Banco BMG SA
9.15%, 1/15/16 (a)		3,750	4,014,375
Banco Cruzeiro do Sul SA
8.875%, 9/22/20 (a)(c)		680	677,280
CenterCredit International BV
8.625%, 1/30/14 (a)		1,404	1,428,570

			8,475,835

Other Finance - 0.2%
AES El Salvador Trust
6.75%, 2/01/16 (a)		3,100	2,998,983
6.75%, 2/01/16 (a)		270	261,202

			3,260,185

			11,736,020

Industrial - 1.4%
Basic - 0.1%
Evraz Group SA
8.25%, 11/10/15 (a)		1,398	1,488,870

Consumer Cyclical - Other - 0.1%
Peermont Global Pty Ltd.
7.75%, 4/30/14 (a)	EUR	1,000	1,149,218

Consumer Cyclical - Retailers - 0.2%
Edcon Holdings Proprietary Ltd.
6.526%, 6/15/15 (a)(b)		2,866	3,255,361

Consumer Non-Cyclical - 0.5%
CEDC Finance Corp. International, Inc.
8.875%, 12/01/16 (a)(c)		900	1,259,797
9.125%, 12/01/16 (a)	U.S.$	1,150	1,221,875
Foodcorp Ltd.
8.875%, 6/15/12 (a)	EUR	1,000	1,356,344
JBS Finance II Ltd.
8.25%, 1/29/18 (a)	U.S.$	2,400	2,412,000

			6,250,016

Energy - 0.2%
Pan American Energy LLC/Argentine Branch
7.875%, 5/07/21 (a)		1,870	1,986,875

Other Industrial - 0.2%
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13 (a)	EUR	1,951	2,112,043

Technology - 0.1%
Magnachip Semiconductor
8.00%, 12/15/14 (h)	U.S.$	4	0
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co.
10.50%, 4/15/18		1,490	1,571,950

			1,571,950

			17,814,333

Total Emerging Markets - Corporate Bonds (cost $27,849,418)			29,550,353

GOVERNMENTS - SOVEREIGN BONDS - 1.6%
Brazil - 0.1%
Republic of Brazil
8.75%, 2/04/25 (c)		515	699,113

Cote D’Ivoire - 0.2%
Ivory Coast Government International Bond
2.50%, 12/31/32 (a)(l)		6,332	2,659,440

Croatia – 0.6%
Republic of Croatia
6.625%, 7/14/20 (a)(c)		4,000	4,129,528
6.75%, 11/05/19 (a)		3,350	3,500,750

			7,630,278

Hungary - 0.2%
Republic of Hungary
6.25%, 1/29/20 (c)		2,565	2,481,637

Iceland - 0.3%
Iceland Government International Bond
3.75%, 12/01/11	EUR	3,250	4,200,990

Lithuania - 0.1%
Republic of Lithuania
7.375%, 2/11/20 (a)	U.S.$	1,498	1,655,290

Panama - 0.1%
Republic of Panama
6.70%, 1/26/36		3	3,345
9.375%, 4/01/29 (c)		1,000	1,402,500

			1,405,845

Total Governments - Sovereign Bonds (cost $20,139,920)			20,732,593

ASSET-BACKED SECURITIES - 1.3%
Home Equity Loans - Fixed Rate - 1.0%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35		895	634,878

Series 2006-1, Class AF6
5.526%, 7/25/36		2,296	1,760,069
Series 2006-15, Class A3
5.689%, 10/25/46		1,900	1,293,441
CSAB Mortgage Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		1,765	1,256,727
GSAA Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		1,800	1,393,611
Series 2006-10, Class AF3
5.985%, 6/25/36		1,888	1,146,081
LXS 2006-17
Series 2006-17, Class WF32
5.55%, 11/25/36		2,500	2,038,875
LXS 2007-6
Series 2007-6, Class 3A5
5.72%, 5/25/37		876	590,631
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,984	1,283,162
Series 2007-8XS, Class A2
6.00%, 4/25/37		2,000	1,438,508

			12,835,983

Home Equity Loans - Floating Rate - 0.3%
Countrywide Asset-Backed Certificates
Series 2007-S2, Class A1
0.401%, 5/25/37 (b)		931	815,298
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
4.885%, 2/25/37 (b)		3,400	2,055,568
GSAA Home Equity Trust
Series 2006-6, Class AF4
5.168%, 3/25/36 (b)		1,550	866,219
Series 2006-6, Class AF5
5.168%, 3/25/36 (b)		998	557,629

			4,294,714

Total Asset-Backed Securities (cost $16,619,399)			17,130,697

SUPRANATIONALS - 0.6%
Eurasian Development Bank
7.375%, 9/29/14 (a)		1,690	1,823,848
European Investment Bank
Zero Coupon, 4/24/13 (a)	IDR	65,759,400	6,451,136

Total Supranationals (cost $8,221,919)			8,274,984

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.6%
Argentina - 0.2%
Provincia de Cordoba
12.375%, 8/17/17 (a)	U.S.$	2,341	2,434,640

Colombia - 0.4%
Bogota Distrio Capital
9.75%, 7/26/28 (a)	COP	7,758,000	5,574,446

Total Local Governments - Regional Bonds (cost $5,651,111)			8,009,086

		Shares
PREFERRED STOCKS - 0.6%
Financial Institutions - 0.4%
Banking - 0.1%
Zions Bancorporation
9.50%		57,600	1,474,560

Finance - 0.3%
Ally Financial, Inc.
7.00% (a)		792	748,514
Citigroup Capital XII
8.50%		70,000	1,852,200
Citigroup Capital XIII
7.875% (l)		49,625	1,335,409

			3,936,123

REITS - 0.0%
Sovereign REIT
12.00% (a)		185	210,900

			5,621,583

Industrial - 0.2%
Consumer Cyclical - Other - 0.2%
Las Vegas Sands Corp.
10.00%		16,000	1,792,000

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25% (m)		80,000	44,800

Total Preferred Stocks (cost $8,222,891)			7,458,383

		Principal Amount (000)
INFLATION-LINKED SECURITIES - 0.4%
Uruguay - 0.4%
Republica Orient Uruguay
3.70%, 6/26/37 (c)	UYU	43,353	2,158,591
Uruguay Government International Bond
4.25%, 4/05/27		51,351	2,804,908

Total Inflation-Linked Securities (cost $4,006,093)			4,963,499

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
California State

7.95%, 3/01/36	U.S.$	1,915	1,964,043
7.60%, 11/01/40		750	781,013
Illinois State
7.35%, 7/01/35		1,915	1,875,704

Total Local Governments - Municipal Bonds (cost $4,612,097)			4,620,760

		Shares
COMMON STOCKS - 0.0%
Abitibibowater Inc/New		5,000	0
American Media, Inc. (e)(f)(m)		12,978	0
AOT Bedding Super Holdings, LLC		52	0
Broder Brothers Co. (m)		37,868	0
Gallery Media Holding		591	0
Greektown Superholdings, Inc. (e)(f)(m)		692	48,440
Magnachip Semicon		18,000	0
Merisant Co. (f)(h)		999	0
Neenah Enterprises, Inc. (f)(h)(m)		58,200	174,600
U.S. Shipping Corp. (f)(n)		31,398	0

Total Common Stocks (cost $1,515,020)			223,040

WARRANTS - 0.0%
Alion Science And Technology C, expiring
11/01/14 (a)(m)		900	0
Charter Communications, Inc., expiring
11/30/14 (m)		5,939	48,997
Quality Distribution LLC/QD Capital Corp., expiring
11/01/13 (m)		37,362	0

Total Warrants (cost $2,033,102)			48,997

		Contracts
OPTION PURCHASED - CALL - 0.0%
Swaptions - 0.0%
IRS USD RTRExpiration: May 2011, Exercise Price: $2.17 (m)(o)
(cost $97,200)		360,000	7

Total Investments - 109.2% (cost $1,299,267,614) (p)			1,418,959,508
Other assets less liabilities - (9.2)%			(119,909,776)

Net Assets - 100.0%			$1,299,049,732

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Capital Inc.:
Euro settling 1/06/11	85	$115,082	$112,977	$(2,105)
Euro settling 1/06/11	320	449,603	427,617	(21,986)
Brown Brothers Harriman & Co.:
Australian Dollar settling 2/17/11	11,813	11,650,670	12,012,791	362,121
Euro settling 1/06/11	150	199,295	200,446	1,151
Euro settling 1/06/11	150	207,170	200,446	(6,724)
Japanese Yen settling 1/13/11	609,600	7,290,994	7,509,039	218,045
Credit Suisse First Boston:
South Korean Won settling 1/21/11	11,881,384	10,447,010	10,458,701	11,691
Deutsche Bank:
Euro settling 1/06/11	372	518,379	497,073	(21,306)
Euro settling 1/06/11	2,437	3,388,224	3,257,007	(131,217)
Goldman Sachs:
Norwegian Krone settling 2/15/11	73,874	12,418,862	12,633,924	215,062
HSBC Securities Inc.:
South African Rand settling 2/10/11	430	62,765	64,915	2,150
Morgan Stanley & Co., Inc.:
South Korean Won settling 1/21/11	2,895,378	2,606,101	2,548,684	(57,417)
Royal Bank of Scotland:
Russian Rubles settling 1/14/11	11,409	369,883	373,329	3,446
UBS Securities LLC:
Brazilian Real settling 1/04/11	18,074	10,717,089	10,888,175	171,086
Euro settling 1/06/11	45	61,128	59,552	(1,576)
Westpac Banking Corp.:
Indonesian Rupiah settling 1/13/11	30,597,866	3,379,113	3,411,150	32,037
Sale Contracts:
Barclays Capital Inc.:
Euro settling 1/06/11	3,140	4,276,712	4,195,993	80,719
Japanese Yen settling 1/13/11	1,419,365	17,489,768	17,483,701	6,067
Japanese Yen settling 1/13/11	253,639	3,083,458	3,124,321	(40,863)
BNP Paribas SA:
Euro settling 1/06/11	3,422	4,712,493	4,572,852	139,641
Brown Brothers Harriman & Co.:
Euro settling 1/04/11	290	407,093	387,528	19,565
Euro settling 1/06/11	1,350	1,806,183	1,803,637	2,546
Deutsche Bank:
Euro settling 1/06/11	522	742,156	698,033	44,123
Euro settling 1/06/11	370	487,003	493,764	(6,761)
New Zealand Dollar settling 2/09/11	4,453	3,299,175	3,458,989	(159,814)
Goldman Sachs:
Brazilian Real settling 1/04/11	18,074	10,363,745	10,888,175	(524,430)
HSBC Securities Inc.:
Hungarian Forint settling 1/10/11	2,075,592	9,807,644	9,971,198	(163,554)
Royal Bank of Scotland:
Euro settling 1/06/11	79,515	110,180,755	106,256,172	3,924,583
UBS Securities LLC:
Brazilian Real settling 2/02/11	18,074	10,646,700	10,813,335	(166,635)
Great British Pound settling 2/02/11	3,510	5,457,201	5,470,599	(13,398)

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at December 31, 2010	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs Bank USA:
Hellenic Republic Government
5.9% 10/22/22, 6/20/15*	(0.50)%	10.70%		$6,000	$84,919	$—	$84,919
JPMorgan Chase Bank:
Republic of Iceland
4.375% 3/10/14, 12/20/11*	(10.50)	3.57	EUR	3,250	(301,811)	—	(301,811)
Sale Contracts
Deutshe Bank:
Ukraine Government
7.65% 6/11/13, 2/25/11*	5.00	4.06		12,000	234,092	67,291	301,383
Goldman Sachs Bank USA:
Gazprom
8.625% 4/28/34, 11/20/11*+	9.25	0.89		2,900	247,050	—	247,050
Goldman Sachs Bank USA:
VTB Bank
4.25% 2/15/16, 11/20/11*+	11.50	1.33		4,400	455,359	—	455,359
JPMorgan Chase Bank:
Ukraine
7.65% 6/11/13, 2/20/11*	5.00	4.06		4,000	80,497	73,394	153,891
Morgan Stanley:
RSHB
7.175% 5/16/13, 11/20/13*+	9.75	1.92		3,400	772,015	—	772,015

*	Termination date
+	The fund had collateral received from the swap counterparty. The aggregate market vale of the securities amounted to $2,085,008.

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	$128,700	12/23/15	2.14%	3 Month LIBOR	$49,311
JPMorgan Chase Bank	96,300	12/23/17	3 Month LIBOR	2.81%	60,099

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000’s)	Currency	Interest Rate	Maturity	U.S. $ Value at December 31, 2010
Barclay’s Capital Inc.	594	USD	(3.00)%*	12/30/11	$593,158
Barclay’s Capital Inc.	353	USD	(2.50)%*	12/30/11	352,209
Barclay’s Capital Inc.	1,895	USD	(1.75)%*	12/30/11	1,892,934
Barclay’s Capital Inc.	200	USD	(1.75)%*	12/30/11	199,335
Barclay’s Capital Inc.	34	USD	(1.50)%*	12/30/11	33,145
Barclay’s Capital Inc.	5,363	USD	(0.50)%*	12/30/11	5,361,795
Barclay’s Capital Inc.	755	EUR	(0.50)%*	12/30/11	1,008,606
Barclay’s Capital Inc.	3,034	USD	(0.25)%*	12/30/11	3,033,146
Barclay’s Capital Inc.	871	USD	(0.25)%*	8/05/11	870,480
Barclay’s Capital Inc.	623	USD	(0.25)%*	12/30/11	623,308
Barclay’s Capital Inc.	356	USD	(0.25)%*	8/03/11	356,328
Barclay’s Capital Inc.	3,488	USD	(0.13)%*	12/30/11	3,487,294
Barclay’s Capital Inc.	1,875	USD	(0.13)%*	8/05/11	1,874,844
Barclay’s Capital Inc.	898	EUR	(0.10)%*	12/30/11	1,199,610
Barclay’s Capital Inc.	4,825	USD	0.00%	1/04/11	4,825,475
Barclay’s Capital Inc.	3,942	USD	0.00%	12/30/11	3,941,750
Barclay’s Capital Inc.	1,719	USD	0.00%	1/05/11	1,719,375
Barclay’s Capital Inc.	1,600	USD	0.00%	1/04/11	1,599,500
Barclay’s Capital Inc.	1,472	USD	0.00%	12/30/11	1,471,725
Barclay’s Capital Inc.	1,444	USD	0.00%	1/06/11	1,443,750
Barclay’s Capital Inc.	1,300	USD	0.00%	8/05/11	1,300,000
Barclay’s Capital Inc.	296	USD	0.00%	1/04/11	295,875
Barclay’s Capital Inc.	222	USD	0.00%	12/30/11	222,000
Barclay’s Capital Inc.	131	USD	0.00%	12/30/11	131,686
Barclay’s Capital Inc.	4,366	USD	0.45%	8/05/11	4,366,949
Barclay’s Capital Inc.	15,246	USD	0.55%	8/05/11	15,250,210
ING Bank Amsterdam	756	USD	(5.00)%*	12/30/11	754,680
ING Bank Amsterdam	115	USD	(5.00)%*	12/30/11	115,009
ING Bank Amsterdam	448	USD	(2.50)%*	12/30/11	447,003
ING Bank Amsterdam	362	USD	(2.00)%*	12/30/11	362,008
ING Bank Amsterdam	893	USD	(1.75)%*	12/30/11	892,425
ING Bank Amsterdam	529	USD	(1.75)%*	8/03/11	527,953
ING Bank Amsterdam	206	USD	(1.75)%*	12/30/11	205,690
ING Bank Amsterdam	2,130	USD	(0.75)%*	12/30/11	2,129,556
ING Bank Amsterdam	685	USD	(0.75)%*	8/05/11	685,102
ING Bank Amsterdam	198	USD	(0.63)%*	8/05/11	197,692
ING Bank Amsterdam	1,967	USD	(0.50)%*	12/31/11	1,966,351
ING Bank Amsterdam	1,369	USD	(0.38)%*	12/30/11	1,368,622
ING Bank Amsterdam	1,514	USD	(0.25)%*	12/30/11	1,513,595
ING Bank Amsterdam	1,343	USD	(0.13)%*	10/14/11	1,342,425
ING Bank Amsterdam	1,216	USD	0.00%	12/30/11	1,215,500
ING Bank Amsterdam	419	USD	0.05%	12/30/11	418,706
ING Bank Amsterdam	975	USD	0.10%	12/30/11	975,362
ING Bank Amsterdam	504	USD	0.15%	8/05/11	503,800
ING Bank Amsterdam	311	USD	0.15%	12/30/11	311,470
ING Bank Amsterdam	14,042	USD	0.35%	12/30/11	14,042,136
ING Bank Amsterdam	4,275	USD	0.45%	12/30/11	4,275,441
ING Bank Amsterdam	6,397	USD	0.61%	12/30/11	6,397,059
ING Bank Amsterdam	5,987	USD	0.61%	12/30/11	5,988,332
ING Bank Amsterdam	2,268	USD	0.62%	12/30/11	2,268,880
ING Bank Amsterdam	1,476	USD	0.62%	12/30/11	1,475,793
ING Bank Amsterdam	1,238	USD	0.62%	12/30/11	1,237,692
ING Bank Amsterdam	3,045	USD	0.63%	12/30/11	3,046,652
JPMorgan Chase Bank	1,635	USD	(0.25)%*	12/30/11	1,634,818
JPMorgan Chase Bank	2,184	USD	(0.15)%*	12/30/11	2,183,854
JPMorgan Chase Bank	1,860	USD	0.00%	12/30/11	1,860,000
JPMorgan Chase Bank	1,496	USD	0.00%	12/30/11	1,496,000
JPMorgan Chase Bank	2,915	USD	0.10%	12/30/11	2,914,630
JPMorgan Chase Bank	3,499	USD	0.25%	12/30/11	3,499,876
JPMorgan Chase Bank	3,795	USD	0.30%	12/30/11	3,795,285
JPMorgan Chase Bank	13,125	USD	0.35%	12/30/11	13,127,004
JPMorgan Chase Bank	4,831	USD	0.52%	12/30/11	4,831,202
Mizuho Securities	2,135	USD	0.40%	12/30/11	2,135,743
NewEdge Securities	2,727	EUR	(0.75)%*	12/30/11	3,643,376
NewEdge Securities	1,434	USD	0.05%	12/30/11	1,433,760

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000’s)	Currency	Interest Rate	Maturity	U.S. $ Value at December 31, 2010
Nomura Securities	931	EUR	0.00%	1/06/11	1,243,914
Nomura Securities	1,534	USD	0.25%	12/30/11	1,534,479
Nomura Securities	1,025	USD	0.25%	8/03/11	1,025,051
Nomura Securities	978	EUR	0.40%	12/30/11	1,306,579

					$159,784,992

*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate market value of these securities amounted to $512,011,828 or 39.4% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2010.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $163,938,279.
(d)	Pay-In-Kind Payments (PIK).
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.12% of net assets as of December 31, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
American Media, Inc.	3/04/09	$287,500	$0	0.00%
Broder Brothers Co.
12.00%, 10/15/13	5/21/09	593,222	355,569	0.03%
Broder Brothers Co.
12.00%, 10/15/13	5/21/09	123,458	72,128	0.01%
European Media Capital SA
10.00%, 2/01/15	8/18/10	2,227,865	947,118	0.07%
European Media Capital SA
10.00%, 2/01/15	8/18/10	216,243	91,871	0.01%
Greektown Holdings LLC
10.75%, 12/01/13	7/20/10	58,331	0	0.00%
Greektown Superholdings, Inc.	7/20/10	66	48,440	0.00%
Voyager Learning Exchange
8.375%, 12/01/14	3/05/07	1,420,149	50,375	0.00%

(f)	Fair valued.
(g)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(h)	Illiquid security.
(i)	Security is in default and is non-income producing.
(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2010.
(k)	This position or a portion of this position represents an unsettled loan purchase. At December 31, 2010, the market value and unrealized gain of these unsettled loan purchases amounted to $3,421,339 and $25,639, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(l)	Variable rate coupon, rate shown as of December 31, 2010.
(m)	Non-income producing security.
(n)	Restricted and illiquid security.

(o)	One contract relates to 100 shares.
(p)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $152,898,133 and gross unrealized depreciation of investments was $(33,206,239), resulting in net unrealized appreciation of $119,691,894.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2010, the fund’s total exposure to subprime investments was 3.36% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
TRY	-	Turkish Lira
UAH	-	Ukrainian Hryvnia
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein Global High Income Fund

Portfolio of Investments

December 31, 2010 (unaudited)

COUNTRY BREAKDOWN *

60.3%	United States
5.6%	Russia
4.1%	Brazil
2.8%	Argentina
2.2%	United Kingdom
1.7%	South Africa
1.6%	Netherlands
1.6%	Colombia
1.3%	Ukraine
1.3%	Turkey
1.1%	Kazakhstan
1.0%	El Salvador
0.9%	Ireland
14.5%	Other

100.0%	Total Investments

*	All data are as of December 31, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund may also enter into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.9% or less in the following countries: Australia, Austria, Barbados, Belgium, Bermuda, Canada, Chile, China, Cote D’Ivoire, Croatia, Czech Republic, Denmark, Dominican Republic, Egypt, France, Germany, Ghana, Greece, Hong Kong, Hungary, Iceland, India, Indonesia, Italy, Jamaica, Japan, Lithuania, Luxembourg, New Zealand, Norway, Panama, Peru, Philippines, Poland, Serbia & Montenegro, Singapore, Spain, Supranational, Sweden, Switzerland, Trinidad & Tobago, Uruguay and Venezuela.

AllianceBernstein Global High Income Fund

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1			Level 2		Level 3		Total
Corporates - Non-Investment Grades	$	– 0	–	$750,125,150		$8,185,237		$758,310,387
Corporates - Investment Grades		– 0	–	148,995,478		3,400,482		152,395,960
Commercial Mortgage-Backed Securities		– 0	–	29,785,071		76,370,141		106,155,212
Emerging Markets - Sovereigns		– 0	–	73,389,823		3,667,135		77,056,958
Governments - Treasuries		– 0	–	62,407,212		– 0	–	62,407,212
Quasi-Sovereigns		– 0	–	48,476,102		– 0	–	48,476,102
Emerging Markets - Treasuries		– 0	–	42,264,422		3,081,763		45,346,185
Bank Loans		– 0	–	– 0	–	35,447,302		35,447,302
CMOs		– 0	–	– 0	–	32,351,791		32,351,791
Emerging Markets - Corporate Bonds		– 0	–	29,550,353		– 0	–	29,550,353
Governments - Sovereign Bonds		– 0	–	20,732,593		– 0	–	20,732,593
Asset-Backed Securities		– 0	–	– 0	–	17,130,697		17,130,697
Supranationals		– 0	–	1,823,848		6,451,136		8,274,984
Local Governments - Regional Bonds		– 0	–	2,434,640		5,574,446		8,009,086
Preferred Stocks		6,498,969		959,414		– 0	–	7,458,383
Inflation-Linked Securities		– 0	–	4,963,499		– 0	–	4,963,499
Local Governments - Municipal Bonds		– 0	–	4,620,760		– 0	–	4,620,760
Common Stocks		– 0	–	– 0	–	223,040		223,040
Warrants		– 0	–	– 0	–	48,997		48,997
Options Purchased-Call		– 0	–	7		– 0	–	7

Total Investments in Securities		6,498,969		1,220,528,372		191,932,167		1,418,959,508
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	2,014,617		– 0	–	2,014,617
Interest Rate Swaps		– 0	–	109,410		– 0	–	109,410
Forward Currency Exchange Contracts		– 0	–	5,234,033		– 0	–	5,234,033
Liabilities
Credit Default Swaps		– 0	–	(301,811)		– 0	–	(301,811)
Forward Currency Exchange Contracts		– 0	–	(1,317,786)		– 0	–	(1,317,786)

Total		$6,498,969		$1,226,266,835		$191,932,167		$1,424,697,971

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Corporates - Non- Investment Grades		Corporates - Investment Grades			Commercial Mortgage-Backed Securities		Emerging Markets - Sovereigns
Balance as of 3/31/10	$7,750,975			$11,820,433		$40,789,769		$6,225,265
Accrued discounts/(premiums)	(362,060)			59,595		243,357		669,645
Realized gain (loss)	(1,389,418)			(1,120,607)		201,496		603,150
Change in unrealized appreciation/depreciation	95,514			1,392,971		8,079,528		(386,809)
Net purchases (sales)	2,090,226			(5,510,762)		2,978,080		(3,444,116)
Transfers into Level 3	– 0	–		– 0	–	24,077,911		–0	–
Transfers out of Level 3	– 0	–		(3,241,148)		– 0	–	– 0	–

Balance as of 12/31/10.	$8,185,237			$3,400,482		$76,370,141		$3,667,135

Net change in unrealized appreciation/depreciation from investments held as of 12/31/10	$(1,339,908)			$211,152		$11,924,913		$(41,407)

	Emerging Markets - Treasuries		Emerging Markets - Corporate Bonds			Bank Loans		CMOs
Balance as of 3/31/10	$ – 0	–		$4,031,250		$35,405,362		$10,513,328
Accrued discounts/(premiums)	349			3,590		541,440		401,532
Realized gain (loss)	– 0	–		– 0	–	530,855		1,417,983
Change in unrealized appreciation/depreciation	(95,520)			(20,465)		(588,607)		416,372
Net purchases (sales)	3,176,934			– 0	–	(441,748)		19,602,576
Transfers into Level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(4,014,375)		– 0	–	– 0	–

Balance as of 12/31/10.	$3,081,763		$	– 0	–	$35,447,302		$32,351,791

Net change in unrealized appreciation/depreciation from investments held as of 12/31/10	$(95,520)		$	– 0	–	$428,071		$955,015

	Asset-Backed Securities		Supranationals			Local Governments - Regional Bonds		Common Stocks
Balance as of 3/31/10	$2,329,464		$	– 0	–	$4,323,020		– 0	–
Accrued discounts/(premiums)	148,722			200,440		6,075		– 0	–
Realized gain (loss)	205,807			– 0	–	– 0	–	(483)
Change in unrealized appreciation/depreciation	441,040			(44,564)		1,245,351		(1,004,480)
Net purchases (sales)	14,005,664			6,295,260		– 0	–	1,228,003
Transfers into Level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–	– 0	–

Balance as of 12/31/10.	$17,130,697			$6,451,136		$5,574,446		$223,040

Net change in unrealized appreciation/depreciation from investments held as of 12/31/10	$525,632			$(44,564)		$1,245,350		$(1,004,480)

	Warrants			TALF			Total
Balance as of 3/31/10	$	– 0	–		$(11,700,000)		$111,488,866
Accrued discounts/(premiums)		– 0	–		– 0	–	1,912,685
Realized gain (loss)		– 0	–		– 0	–	448,783
Change in unrealized appreciation/depreciation		– 0	–		– 0	–	9,530,331
Net purchases (sales)		– 0	–		11,700,000		51,680,117
Transfers into Level 3		48,997			– 0	–	24,126,908
Transfers out of Level 3		- 0 -			– 0	–	(7,255,523)

Balance as of 12/31/10.		$48,997		$	– 0	–	$191,932,167

Net change in unrealized appreciation/depreciation from investments held as of 12/31/10		$1,483,083		$	– 0	–	$14,247,337

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	February 18, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	February 18, 2011